Marketable debt securities	12 Months Ended
Dec. 31, 2020
Marketable debt securities
Marketable debt securities

Note 3 – Marketable debt securities

The Company's financial assets are measured at fair value on a recurring basis by level within the fair value hierarchy. Other than the marketable debt securities, which includes corporate bonds and mutual funds as of December 31, 2020, the Company doesn't have any other financial assets or financial liabilities marked to market at fair value.

The fair value of the Company's Marketable debt securities measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	December 31, 2020
				Fair
	Level 1	Level 2	Level 3	Value

Marketable debt securities	$25,449	14,683	—	40,132

	December 31, 2019
				Fair
	Level 1	Level 2	Level 3	Value

Marketable debt securities	$—	31,622	—	31,622

Note 3 – Marketable debt securities (Cont.)

The following table summarizes the Company’s marketable debt securities as of December 31, 2020 and 2019.

	As of December 31, 2020
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

	(in thousands)
Corporate bonds	$14,575	$124	$(16)	$14,683
Mutual funds	25,285	181	(17)	25,449
Total short-term investments	$39,860	$305	$(33)	$40,132

	As of December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

	(in thousands)
Corporate bonds	$19,893	$49	$(37)	$19,905
Commercial papers	11,694	$23	$—	$11,717
Total short-term investments	$31,587	$72	$(37)	$31,622

The contractual maturity of the aforementioned marketable securities varies between less than one year to two years.

The Company reviews the individual securities in its portfolio to determine whether a decline in a security’s fair value below the amortized cost basis is other-than-temporary. The Company determined that as of December 31, 2020 and 2019 there were no investments in its portfolio that were other-than-temporarily impaired.